Contingencies - Summary (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nature of claims
Judicial deposits	BRL 161,678	BRL 195,865
Provision	327,622	385,757	BRL 345,669
Net	165,944	189,892
Tax
Nature of claims
Judicial deposits	114,733	107,300
Provision	120,342	112,616
Net	5,609	5,316
Provision for possible loss contingency	0	0
Estimate of possible loss contingency	7,495,933	6,826,837
Labor
Nature of claims
Judicial deposits	43,889	67,343
Provision	158,055	230,155
Net	114,166	162,812
Civil
Nature of claims
Judicial deposits	3,056	21,222
Provision	49,225	42,986
Net	46,169	21,764
Provision for possible loss contingency	0	0
Estimate of possible loss contingency	BRL 2,256,637	BRL 1,957,936